Expense Example	Feb. 02, 2026 USD ($)
Upright Assets Allocation Plus Fund | Upright Assets Allocation Plus Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 199
Expense Example, with Redemption, 3 Years	615
Expense Example, with Redemption, 5 Years	1,057
Expense Example, with Redemption, 10 Years	2,285
Upright Growth & Income Fund | Upright Growth & Income Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	231
Expense Example, with Redemption, 3 Years	712
Expense Example, with Redemption, 5 Years	1,220
Expense Example, with Redemption, 10 Years	2,615
Upright Growth Fund | Upright Growth Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	232
Expense Example, with Redemption, 3 Years	715
Expense Example, with Redemption, 5 Years	1,225
Expense Example, with Redemption, 10 Years	$ 2,626